Note 34 - Subsequent Events (Details Textual) - Credit facility [member] - CAD ($) $ in Thousands	Apr. 18, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Borrowings facility, maximum borrowing capacity		$ 342,500
Debt agreement renegotiation [member]
Statement Line Items [Line Items]
Borrowings, additional term	2 years
Borrowings facility, maximum borrowing capacity	$ 352,500
Borrowings, debt accordion	$ 370,000